Document and Entity Information	Mar. 15, 2024
Cover [Abstract]
Entity Registrant Name	BEAZER HOMES USA INC
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000915840
Document Type	8-K
Document Period End Date	Mar. 15, 2024
Entity File Number	001-12822
Entity Tax Identification Number	58-2086934
Entity Address, Address Line One	2002 Summit Boulevard
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30319
City Area Code	(770)
Local Phone Number	829-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	BZH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false